FHLB Advances, Related Party Notes Payable and Other Borrowings (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Federal Home Loan Banks [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

FHLB advances, related party notes payable, and other borrowings consist of the following at December 31, 2014 and September 30, 2014 (in thousands):

	December 31, 2014	September 30, 2014
Subordinated capital note to NAB New York (a branch of NAB), due June 2018 (callable June 2015), interest paid quarterly based on LIBOR plus 205 basis points, unsecured	$35,795	$35,795
$10,000 revolving line of credit to NAB due on demand, interest paid monthly based on LIBOR plus 125 basis points, unsecured	5,500	5,500
Total related party notes payable	41,295	41,295

Notes payable to Federal Home Loan Bank (FHLB), interest rates from 0.21% to 3.66% and maturity dates from January 2015 to July 2023, collateralized by real estate loans and FHLB stock, with various call dates at the option of the FHLB	575,000	575,000
Other	85	94

Total FHLB advances and other borrowings	575,085	575,094

	$616,380	$616,389

FHLB advances, related party notes payable, and other borrowings consist of the following at September 30, 2014 and 2013 (in thousands):

	2014	2013
Subordinated capital note to NAB New York (a branch of NAB), due June 2018 (callable June 2015), interest paid quarterly based on LIBOR plus 205 basis points, unsecured	$35,795	$35,795
$10,000 revolving line of credit to NAB due on demand, interest paid monthly based on LIBOR plus 125 basis points, unsecured	5,500	5,500

Total related party notes payable	41,295	41,295

Notes payable to Federal Home Loan Bank (FHLB), interest rates from 0.21% to 3.66% and maturity dates from April 2015 to July 2023, collateralized by real estate loans and FHLB stock, with various call dates at the option of the FHLB	575,000	390,500
Other	94	107

Total FHLB advances and other borrowings	575,094	390,607

	$616,389	$431,902

Schedule of subsequent events

As of December 31, 2014, FHLB advances, related party notes payable and other borrowings are due or callable (whichever is earlier) in subsequent fiscal years as follows (in thousands):

Remaining in 2015	$95,585
2016	90,000
2017	25,000
2018	60,795
2019	75,000
2020 and thereafter	270,000

$616,380

As of September 30, 2014, FHLB advances, related party notes payable and other borrowings are due or callable (whichever is earlier) in subsequent fiscal years as follows (in thousands):

2015	$70,594
2016	90,000
2017	25,000
2018	60,795
2019	100,000
2020 and thereafter	270,000

$616,389